Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Component of Other Comprehensive income (Loss) Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2024 and 2023, respectively:
(dollars in thousands)	December 31, 2024
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(7,451)	$(3,073)	$(10,524)
Prior service cost	-	-	-
Amortization of net actuarial gain	86	738	824
Amortization of prior service cost	-	(13)	(13)
Total	$(7,365)	$(2,348)	$(9,713)

	December 31, 2023
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(5,380)	$(2,575)	$(7,955)
Prior service cost	-	-	-
Amortization of net actuarial gain	-	423	423
Amortization of prior service cost	-	(13)	(13)
Total	$(5,380)	$(2,165)	$(7,545)

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:
	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2024	2023	2024	2023
Debt Securities	34%	34%	32%	27%
Equity Securities	62	63	62	61
Other	4	3	6	12
Total	100%	100%	100%	100%

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2024 and 2023, by asset category, is as follows:

		Fair Value Measurements at December 31, 2024 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,848	$2,848	$-	$-
Equity mutual funds	41,384	41,384	-	-
U.S. government sponsored enterprises	22,659	-	22,659	-
Fixed income mutual funds	530	530	-	-

Total Plan Assets	$67,421	$44,762	$22,659	$-

		Fair Value Measurements at December 31, 2024 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,407	$2,407	$-	$-
Equity mutual funds	23,377	23,377	-	-
U.S. government sponsored enterprises	12,295	-	12,295	-

Total Plan Assets	$38,079	$25,784	$12,295	$-

		Fair Value Measurements at December 31, 2023 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,811	$1,811	$-	$-
Equity mutual funds	37,615	37,615	-	-
U.S. government sponsored enterprises	19,674	-	19,674	-
Corporate bonds	-	-	-	-
Fixed income mutual funds	541	541	-	-

Total Plan Assets	$59,641	$39,967	$19,674	$-

		Fair Value Measurements at December 31, 2023 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,986	$3,986	$-	$-
Equity mutual funds	20,236	20,236	-	-
U.S. government sponsored enterprises	9,002	-	9,002	-

Total Plan Assets	$33,224	$24,222	$9,002	$-

Summary of the Status of Stock Option Plans
A summary of the status of TrustCo’s stock option awards as of December 31, 2024 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2024	47,541	$34.01
New options awarded - 2024	-	-
Expired options - 2024	(9,600)	36.10
Options forfeited - 2024	-	-
Exercised options - 2024	(29,905)	33.84
Balance, December 31, 2024	8,036	$32.15	.88 years

Exercisable Options

Balance, December 31, 2024	8,036	$32.15	.88 years

Restricted Stock Units [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Restricted Share Units
Restricted stock units

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2024	27,316	$27.09
Granted	20,348
Vested	(9,105)
Forfeited	-
Nonvested at December 31, 2024	38,559	$31.99

Performance Share Units [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Performance Share Units	Performance share units
	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2024	40,977	$27.09
Granted	30,520
Vested	-
Forfeited	-
Nonvested at December 31, 2024	71,497	$31.05

Liability Awards [Member] | Restricted Stock Units [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Restricted Share Units	Restricted share units
Outstanding Units
Balance, December 31, 2023	64,151
New cash settled awards granted	21,660
Forfeited awards	(4,271)
Awards settled	(36,475)
Balance, December 31, 2024	45,065

Liability Awards [Member] | Performance Share Units [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Performance Share Units
Performance share units
Outstanding Units
Balance, December 31, 2023	135,666
New cash settled awards granted	29,092
Forfeited awards	(1,027)
Awards settled	(63,008)
Balance, December 31, 2024	100,723

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2024 and 2023:
Change in Projected Benefit Obligation:
	December 31,
(dollars in thousands)	2024	2023

Projected benefit obligation at beginning of year	$23,159	$23,042
Service cost	-	-
Interest cost	1,155	1,213
Benefit payments and expected expenses	(1,664)	(1,741)
Net actuarial (gain) loss	(1,058)	645

Projected benefit obligation at end of year	$21,592	$23,159

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:
(dollars in thousands)	December 31,
	2024	2023
Fair value of plan assets at beginning of year	$33,224	$28,988
Actual gain on plan assets	4,877	4,260
Company contributions	172	50
Benefits paid and actual expenses	(194)	(74)
Fair value of plan assets at end of year	38,079	33,224

Funded status at end of year	$31,865	$27,596

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)	Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:
	December 31,
	2024	2023
Net actuarial gain	$13,915	$6,550

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss):
	For the years ended December 31,
(dollars in thousands)	2024	2023	2022

Service cost	$-	$-	$-
Interest cost	1,155	1,213	888
Expected return on plan assets	(3,050)	(2,684)	(3,227)
Amortization of net gain	(86)	-	-
Net periodic pension credit	(1,981)	(1,471)	(2,339)

Amortization of net gain	86	-	-
Net actuarial (gain) loss included in other comprehensive loss	(7,451)	(5,380)	4,869
Total recognized in other comprehensive loss	(7,365)	(5,380)	4,869

Total recognized in net periodic benefit (credit) cost and other comprehensive loss	$(9,346)	$(6,851)	$2,530

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2025	$1,698
2026	1,721
2027	1,728
2028	1,782
2029	1,782
2030 - 2034	8,551

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:
	2024	2023	2022
Discount rate	5.69%	5.18%	5.44%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:
	2024	2023	2022
Discount rate	5.18%	5.44%	2.96%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.00

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:
(dollars in thousands)	December 31,
	2024	2023
Accumulated benefit obligation at beginning of year	$5,628	$4,893
Service cost	18	11
Interest cost	284	271
Prior Service cost	-	-
Benefits paid	(194)	(74)
Net actuarial loss	478	527

Accumulated benefit obligation at end of year	$6,214	$5,628

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:
	December 31,
(dollars in thousands)	2024	2023

Fair Value of plan assets at beginning of year	$59,641	$52,673
Actual gain on plan assets	9,491	8,747
Benefit payments and actual expenses	(1,711)	(1,779)
Fair value of plan assets at end of year	67,421	59,641

Funded status at end of year	$45,829	$36,482

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive income consist of the following as of:
(dollars in thousands)	December 31,
	2024	2023
Net actuarial gain	$(10,247)	$(7,912)
Prior service cost	55	68

Total	$(10,192)	$(7,844)

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):
(dollars in thousands)	December 31,
	2024	2023	2022
Service cost	$18	$11	$18
Interest cost	284	271	207
Expected return on plan assets	(1,326)	(1,157)	(1,332)
Amortization of net actuarial gain	(738)	(423)	(1,008)
Amortization of prior service cost	13	13	(313)
Net periodic benefit credit	(1,749)	(1,285)	(2,428)

Net (gain) loss	(3,073)	(2,575)	3,397
Amortization of prior service (cost) credit	(13)	(13)	313
Prior service cost	-	-	-
Amortization of net gain	738	423	1,008
Total amount recognized in other comprehensive loss	(2,348)	(2,165)	4,718

Total amount recognized in net periodic benefit cost and other comprehensive loss	$(4,097)	$(3,450)	$2,290

Estimated Future Benefit Payments
Expected Future Benefit Payments
The following benefit payments are expected to be paid:
(dollars in thousands)
Year	Postretirement Benefits

2025	$268
2026	319
2027	360
2028	405
2029	439
2030 - 2034	2,102

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The assumptions used to determine benefit obligations at December 31 are as follows:
	2024	2023	2022
Discount rate	5.69%	5.18%	5.44%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:
	2024	2023	2022
Discount rate	5.18%	5.44%	2.96%
Expected long-term rate of return on assets	5.25	5.25	5.25